Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-4
Registrant Name	SMURFIT WESTROCK PLC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Central Index Key	0002005951
Amendment Flag	false